Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Operating Lease
2022	$6,823
2023	6,546
2024	5,881
2025	5,371
2026	5,523
Thereafter	4,367

Total undiscounted lease payments	34,511
Less: Imputed interest	(10,932)

Present value of lease liabilities	23,579
Less: Operating lease liabilities, current	3,550

Operating lease liabilities, noncurrent	$20,029